Short-Term Investments - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments Debt And Equity Securities [Abstract]
Impairment loss on short-term investments	¥ 0	¥ 0	¥ 0